LONG-TERM LOANS AND CREDIT LINES (Schedule of Maturities on Long Term Loans) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Long-Term Debt, by Current and Noncurrent [Abstract]
2025	$ 2,083
2026	2,065
2027	3,263
2028	1,863
2029 and after	3,747
Total	$ 13,021